Goodwill (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill [Abstract]
Schedule of goodwill
	As of September 30,	As of March 31,
	2022	2022
Shennong	$5,622,535	$6,288,219
Hekangyuan	3,243,419	3,627,427
Daji	-	168,555
Total	$8,865,954	$10,084,201

Schedule of carrying amount of goodwill
	As of September 30,	As of March 31,
	2022	2022
Balance as of March 31	$10,084,201	$162,832
Acquisitions (Note 14)	-	20,237,015
Disposal	(157,650)	-
Impairment	-	(10,309,745)
Exchange gain and loss	(1,060,597)	(5,901)
Goodwill, net	$8,865,954	$10,084,201